Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Estimates
B.	Estimates:

The preparation of the interim condensed consolidated financial statements requires the Group’s management to exercise judgment and also requires use of accounting estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

In the preparation of these interim condensed consolidated financial statements, the significant judgments exercised by management in the application of the Group’s accounting policies and the uncertainty involved in the key sources of those estimates were identical to the ones used in the Group’s 2023 Annual Financial Statements.

Implementation of amendments to existing accounting standards
C.	Implementation of amendments to existing accounting standards:

Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current

The amendments to IAS 1 published in January 2020 (“2020 Amendments”) affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The 2020 Amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ’settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

In October 2022, additional amendments to IAS 1 were published (“2022 Amendments”). The 2022 Amendments specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant. is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).

The IASB also specifies that the right to defer settlement of a liability for at least twelve months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period. However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within twelve months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within twelve months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.

The 2020 Amendments and the 2022 Amendments are applied retrospectively for annual reporting periods beginning on or after January 1, 2024. The application of these amendments had no impact on the Group’s consolidated financial statements.

New and revised IFRS Accounting Standards and interpretations issued but not yet effective and not early adopted by the Group, which are expected to impact the Group’s consolidated financial statements
D.	New and revised IFRS Accounting Standards and interpretations issued but not yet effective and not early adopted by the Group, which are expected to impact the Group’s consolidated financial statements

IFRS 18 “Presentation and Disclosure in Financial Statements” (IFRS 18)

On April 9, 2024, the IASB published IFRS 18, which replaces IAS 1 “Presentation of Financial Statements” (IAS 1). IFRS 18 aims to improve how information is communicated by entities in their financial statements.

IFRS 18 focuses on the following topics:

1.	Statement of Profit or Loss structure - presentation of new defined subtotals and classification of income and expenses into specified categories.
2.	Improvements to the aggregation and disaggregation of information in both the primary financial statements and the accompanying notes.
3.	Disclosing information on management-defined performance measures (MPMs) which are non-GAAP measures in the notes to the financial statements.

Furthermore, amendments to other IFRS standards become effective when an applying IFRS 18, including changes to IAS 7 “Statement of Cash Flows”, which will enhance comparability between entities. The amendments mainly include: using the operating profit subtotal as the starting point for the indirect method of reporting cash flows from operating activities, and removing the presentation alternatives for cash flows related to interest and dividends paid and received. Consequently, except in specific cases, interest and dividends received will be classified as cash flows from investing activities, while interest and dividends paid will be classified as cash flows from financing activities.

The standard will be applied for annual reporting periods beginning on or after January 1, 2027 and will be applied retrospectively with specific transition requirements. Earlier application is permitted.

The Company is currently assessing the impact of adopting IFRS 18, including the impact of amendments to additional IFRS standards impacted by the adoption of IFRS 18, on the financial statements.

Amendments to IFRS 9 “Financial Instruments”

The main amendments to IFRS 9:

●	Introducing a derecognition option for derecognizing a financial liability that is settled via an electronic payment system before the settlement date, provided that:
a.	the entity has no practical ability to withdraw, stop or cancel the payment instruction;
b.	the entity has no practical ability to access the cash to be used for settlement as a result of the payment instruction; and
c.	the settlement risk associated with the electronic payment system is insignificant.

An entity that elects to apply this derecognition option must apply it to all settlements made through the same electronic payment system.

●	Providing application guidance and illustrative examples on how an entity can assess whether the expected contractual cash flows of a financial asset reflect solely payments of principal and interest for the outstanding principal amount, for classifying the financial asset.
●	Clarifying that a financial asset has non-recourse features if an entity’s ultimate right to receive cash flows is contractually limited to the cash flows generated by specified assets.
●	Clarifying the characteristics of contractually linked instruments that distinguish them from other transactions.

The amendments are effective for annual reporting periods beginning on or after January 1, 2026, and will be applied retrospectively. Early application is permitted if all the amendments are applied simultaneously or if the amendments applied are related only to the classification of financial assets. An entity is not required to restate prior periods to reflect the application of the amendments, but it may restate prior periods if, and only if, it is possible to do so without the use of hindsight.

The Company is currently assessing the impact of amendments to IFRS 9 on the financial statements.